OTHER CURRENT RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF OTHER CURRENT RECEIVABLES

	December 31, 2024	December 31, 2023
Receivable in respect of exercise of warrants	1,510	-
Tax authorities	305	257
Prepaid expenses	102	142
Proof of concept receivables	46	148
Other	30	87
Total	1,993	634